Annual Total Returns (Vanguard Small-Cap Growth Index Fund - Admiral Shares Participant:) (Vanguard Small-Cap Growth Index Fund, Vanguard Small-Cap Growth Index Fund - Admiral Shares)	12 Months Ended
Dec. 31, 2013
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Admiral Shares
Annual Total Return
2013	38.22%
2012	17.66%